Disposition of a subsidiary - Reconciliation of assets and liabilities held for sale in the consolidated balance sheet (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Carrying amounts of major classes of assets held for sale:
Total assets of disposal group	$ 205,887	$ 832,459
Carrying amounts of major classes of liabilities held for sale:
Total liabilities of disposal group	1,542,323	2,018,406
Forest Food | Held for sale
Carrying amounts of major classes of assets held for sale:
Cash	10,610	66,245
Accounts receivable, net	168,203	265,050
Advances to suppliers		21,385
Due from related parties	3,913,260
Inventories		459,747
Other receivables	27,074	20,032
Property, plant and equipment	173,289	227,026
Operating lease right-of-use assets, net		544,642
Total assets of disposal group	4,292,436	1,604,127
Carrying amounts of major classes of liabilities held for sale:
Short-term bank loan	1,299,104	1,470,000
Accounts payable	181,391	396,515
Disposal Group, Including Discontinued Operation, Other Liabilities, Current	61,828	107,557
Operating lease liabilities - current		44,334
Operating lease liabilities - non-current		514,830
Total liabilities of disposal group	$ 1,542,323	$ 2,533,236